STOCKHOLDERS' DEFICIT (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 D $ / shares shares	Dec. 31, 2023 D $ / shares shares	Jan. 02, 2024 shares	Dec. 01, 2023 shares	May 31, 2023 shares	Dec. 31, 2022 $ / shares shares
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock, shares authorized (in shares)	190,000,000	190,000,000				190,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001				$ 0.001
Common stock, shares issued (in shares)	6,208,935	6,205,506				0
Common Stock, Shares, Outstanding (in shares)	6,208,935	6,205,506				0
Roth CH Acquisition V Co.
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock, shares authorized (in shares)	50,000,000	50,000,000				50,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001				$ 0.0001
Exercised right to redeem	927,715	927,715		927,715	8,989,488
Common stock, shares issued (in shares)			575,000
Roth CH Acquisition V Co. | Common stock subject to possible redemption
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock, shares issued (in shares)	3,336,500	3,336,500				3,336,500
Common Stock, Shares, Outstanding (in shares)	3,336,500	3,336,500				3,336,500
Common stock subject to possible redemption, outstanding (in shares)	1,582,797	1,582,797				11,500,000
Roth CH Acquisition V Co. | Public Warrants [Member]
STOCKHOLDERS' (DEFICIT) EQUITY
Warrants outstanding	5,750,000	5,750,000				5,750,000
Warrants exercisable term from the completion of business combination	30 days	30 days
Number of days of which warrants will not be effective from the date of business combination	120 days	120 days
Public Warrants expiration term	5 years	5 years
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Warrant redemption condition minimum share price | $ / shares	$ 18	$ 18
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants | D	30	30
Redemption period	30 days	30 days
Share price trigger used to measure dilution of warrant | $ / shares	$ 9.2	$ 9.2
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60.00%	60.00%
Trading period after business combination used to measure dilution of warrant | D	20	20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Adjustment of redemption price of stock based on newly issued price 2 (as a percent)	180.00%	180.00%
Roth CH Acquisition V Co. | Private Warrants [Member]
STOCKHOLDERS' (DEFICIT) EQUITY
Warrants outstanding	230,750	230,750				230,750